Income Taxes - Summary of Significant Components of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets :
Federal and state new operating loss carryforwards	$ 12,025	$ 6,844
Research and development tax credits	207	207
Depreciation and amortization	12	25
Stock based compensation	277	55
Section 174 costs	2,613
Accruals and reserves	394	284
Gross deferred tax assets	15,528	7,415
Less Valuation allowance	(14,706)	(6,347)
Net deferred tax assets	822	1,068
Deferred tax liabilities:
Capitalized internal use software	(822)	(1,068)
Net deferred tax liabilities	$ (822)	$ (1,068)